Redacted Loan ID                      Loan Number  LoanUID  Borrower  Property State  As-of Date           Is Due Date Available?  Due Date   Default Status  Are there any missing comments during the review period?  Missing Comments Starting 1  Missing Comments End 1  Missing Comments Starting 2  Missing Comments End 2  Exception Comments                                    Summary Comment                                                                   Last Borrower Contact Date  Servicer Contact Attempts  Borrower Contact Comment  Borrower Intention  Active Cease and Desist Order?  Reason For Default     Future Default Risk  Imminent Default probable?  Ability to Pay  Willingness to Pay  Evidence of Dispute  Is there evidence the primary borrower or co-borrower is deceased?  Last Inspection Completed Date  Does the inspection occupancy match the borrower occupancy?  Current Occupancy - inspection  Occupancy - borrower  First Vacancy Date  Foreclosure?  Foreclosure Initiation Date  Last FC Stage  Last FC Stage Date  Is there evidence the current foreclosure may be dismissed?  FCL Delay Code  Greater than 1 year DQ and not in FCL flag  Unexplained Lack of Enforcement (Non-Foreclosure Related)  Bankruptcy?  Bankruptcy Chapter  Last Filing Date  Case Number  Current Bankruptcy Status  Bankruptcy Status date  Last Bankruptcy Stage  Last Bankruptcy Stage Date  Loss Mit?   Current Loss Mitigation Type  Current Loss Mit Status  Current Loss Mit Status Date  Previous Loss Mitigation Type  Previous Loss Mit Status  Previous Loss Mit Status Date  HHF Assistance?  Mediation Hearing?  Damage Flag  Damage Type  Estimated damage amount  Poor Property Condition with No Reported Damage?  Property Type Exception?  REO  REO Status  Evidence of Litigation  Active Military/SCRA Flag  Is there evidence of title issues?  Title Issue Type  Is there evidence the loan has been Paid in Full?  Is there evidence the loan has been charged off?  Unsecured Collateral?  Is there evidence of unpaid delinquent property taxes?  Delinquent Property Tax Amount  Evidence of ongoing insurance issue?  Evidence that property is located in a current FEMA disaster area?  Additional Risk Factors
9E2B0676-E95C-4FEF-9248-06BBDD1C0E04  xxx          xxx      xxx       MI              2016-08-31 00:00:00  Yes                     9/XX/2016  Current         Yes                                                       2015-09-01 00:00:00          11/24/2015                                                                   Missing comment history from 9/1/2015 to 11/24/2015.  _x0007_ FORECLOSURE: There is no evidence of foreclosure action on this loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Not Determined                            Never                                                                                                                                                                                                                                                             Never                                                                                                                                                                 Never                                                                                                                                                                                                                         No
                                                                                                                                                                                                                                                                                                                                                                                        _x0007_ BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
                                                                                                                                                                                                                                                                                                                                                                                        _x0007_ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
                                                                                                                                                                                                                                                                                                                                                                                        _x0007_ PROPERTY DAMAGE: There is no evidence of property damage.
                                                                                                                                                                                                                                                                                                                                                                                        _x0007_ EXCEPTIONS: No exceptions were identified.
                                                                                                                                                                                                                                                                                                                                                                                        _x0007_ ADDITIONAL INFORMATION: The account was previously under a delinquent status; the delinquency was cured in 08/2016. The Reason for Default is not cited.
01347435-0C73-4B89-8F7A-18A6434D69DE  xxx          xxx      xxx       PA              2016-08-31 00:00:00  Yes                     7/XX/2016  Collections                                                                                                                                                                                                                               FORECLOSURE: There is no evidence of foreclosure action on this loan                                                                                                                                                   Illness                                                                                                                                                                                                                                                                                                                           Not Determined                            Never                                                                                                                                                                                                                                                             Never                                                                                                                                                                 Never                                                                                                                                                                                                                         No
                                                                                                                                                                                                                                                                                                                                                                                        BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
                                                                                                                                                                                                                                                                                                                                                                                        LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
                                                                                                                                                                                                                                                                                                                                                                                        PROPERTY DAMAGE: There is no evidence of property damage.
6DC7214A-ACD2-46CD-ABB5-C0F5697A3377  xxx          xxx      xxx       PA                                                           6/XX/2016  Current                                                                                                                                                                                                                                   BANKRUPTCY: There is no evidence of an associated bankruptcy case.                                                                                                                                                     Curtailment of Income                                                                                                                                                                                                                                                                             Occupied by Unknown                                                       Never                                                                                                                                                                                                                                                             Never                                                                                                                                                                 Previously                                                                                                                                                                                                                    No
                                                                                                                                                                                                                                                                                                                                                                                        FORECLOSURE: There is no evidence of foreclosure action on this loan.
                                                                                                                                                                                                                                                                                                                                                                                        LOSS MITIGATION: A modification was completed on xxx, effective xxx. The mod terms included capitalization, and rate and term adjustments. The post-mod P&I is $xxx, UPB is $xxx, interest rate XX% and maturity date 12/XX/2045..
                                                                                                                                                                                                                                                                                                                                                                                        EXCEPTIONS: No exceptions were identified on this loan.
                                                                                                                                                                                                                                                                                                                                                                                        PROPERTY CONDITION: There is no evidence of property damage.